Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Class of Stock [Line Items]
Total stock-based compensation for the period	$ 3,360	$ 10,093
Stock-based compensation recognized in APIC	6,692	8,454
Share-Based Payment Arrangement, Expense	3,360	10,093
Employee Stock Option Plans (ESOP) [Member]
Class of Stock [Line Items]
Total stock-based compensation for the period	(615)	131
Share-Based Payment Arrangement, Expense	(615)	131
non-ESOP Option Agreements [Member]
Class of Stock [Line Items]
Total stock-based compensation for the period	5	27
Share-Based Payment Arrangement, Expense	5	27
SEALSQ Option Plans [Member]
Class of Stock [Line Items]
Total stock-based compensation for the period	3,970	9,935
Share-Based Payment Arrangement, Expense	3,970	9,935
Research and Development Expenses [Member]
Class of Stock [Line Items]
Stock-based compensation recognized in APIC	543	1,834
Selling and Marketing Expenses [Member]
Class of Stock [Line Items]
Stock-based compensation recognized in APIC	278	3,134
General and Administrative Expenses [Member]
Class of Stock [Line Items]
Stock-based compensation recognized in APIC	$ 2,539	$ 5,125